Equity investment	12 Months Ended
Dec. 31, 2021
Equity Method Investments And Joint Ventures [Abstract]
Equity investment
7	Equity investment

On May 31, 2019, the Company and VGI Global Media PLC (“VGI”), an online-to-offline solutions provider across advertising, payment and logistics platforms in Thailand, jointly established a new company namely V-Click Technology Company Limited (“V-Click”). VGI holds a majority stake of 51% in V-Click and the Company holds the remaining 49% stake. The investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of V-Click.

7	Equity investment (Continued)

(a)	Investment in an equity investee

Movements on the Group’s investment in V-Click during the years ended December 31, 2020 and 2021 were as follows:

	For the years ended December 31,
	2020	2021
Balance at the beginning of year	158	460
Capital injection	412	—
Share of losses	(111)	(107)
Exchange differences	1	1
Balance at the end of year	460	354

The Group recognized its share of the equity investee’s loss of US$111  and US$107 for the years ended December 31, 2020 and 2021, respectively. There was no indicator of impairment noted for this equity-method investment as of December 31, 2020 and 2021.

(b)	Amount due from an equity investee

As of December 31, 2020 and 2021, the amount was due from V-Click in relation to cash advances of US$218 and US  $276, respectively, which was unsecured, interest-free and repayable on demand.